Supplier Finance Program (Outstanding Obligations Confirmed) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Data
Supplier Finance Program
The rollforward of the Company's outstanding obligations confirmed as valid under its supplier finance program are as follows:

Year Ended December 31, 2024
Confirmed obligations outstanding at the beginning of the year	$960
Invoices confirmed during the year	3,033
Confirmed invoices paid during the year	(2,989)
Confirmed obligations outstanding at the end of the year	$1,004

Invoices confirmed during the year	$ 3,033
Confirmed invoices paid during the year	(2,989)
Supplier Finance Program, Obligation	$ 1,004	$ 960